RECD S.E.C.
JUL 2 5 2007
1086

NASDAQ®
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

By Facsimile and First Class Mail

07072726

July 25, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERT NAS 0001-11758

PROCESSED
JUL 27 2007
THOMSON FINANCIAL
B

Dear Ms. Peters:

This is to certify that on July 25, 2007 The Nasdaq Stock Market (the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Global Medium-Term Notes, Series F, PLUS SM due August 20, 2008
(Mandatorily Exchangeable for an Amount Payable in U.S. Dollars Based
on the Value of the NASDAQ-100 Index ®)

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END